UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund
Institutional Shares | SPYGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Spyglass Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://spyglassfunds.com/fund-firm-documents/. You can also request this information by contacting us at 1-888-878-5680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$716,984,268
Number of Holdings	25
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Information Technology	27.9%
Consumer Discretionary	20.0%
Health Care	17.0%
Financials	13.7%
Industrials	13.4%
Real Estate	4.5%
Communication Services	2.8%
Cash & Other	0.7%

Top 10 Holdings	(% of Net Assets)
Ascendis Pharma AS	6.6%
Shift4 Payments, Inc.	6.4%
AppLovin Corp.	6.3%
Sweetgreen, Inc.	5.5%
APi Group Corp.	4.8%
Affirm Holdings, Inc.	4.7%
Procore Technologies, Inc.	4.6%
CoStar Group, Inc.	4.5%
DoorDash, Inc.	4.4%
Exact Sciences Corp.	4.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://spyglassfunds.com/fund-firm-documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Spyglass Growth Fund documents not be householded, please contact Spyglass Capital Management, LLC at 1-888-878-5680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Spyglass Capital Management, LLC or your financial intermediary.
Spyglass Growth Fund	PAGE 1	TSR-SAR-56170L703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Spyglass Growth Fund
Core Financial Statements
Semiannual Report June 30, 2024

Spyglass Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 2.8%
Spotify Technology SA(a)	64,286	$20,172,304
CONSUMER DiSCRETIONARY - 20.0%
DoorDash, Inc. - Class A(a)	292,671	31,836,751
Five Below, Inc.(a)	229,952	25,057,870
Floor & Decor Holdings, Inc. - Class A(a)	202,004	20,081,218
Global-e Online Ltd.(a)	736,637	26,717,824
Sweetgreen, Inc. - Class A(a)	1,307,695	39,413,927
		143,107,590
FINANCIALS - 13.7%
Affirm Holdings, Inc.(a)	1,118,983	33,804,476
Kinsale Capital Group, Inc.	46,749	18,011,455
Shift4 Payments, Inc. - Class A(a)	627,340	46,015,389
		97,831,320
HEALTH CARE - 17.0%
Ascendis Pharma AS - ADR(a)	345,383	47,103,333
Exact Sciences Corp.(a)	739,081	31,226,172
Medpace Holdings, Inc.(a)	57,008	23,478,745
Veeva Systems, Inc. - Class A(a)	109,720	20,079,857
		121,888,107
INDUSTRIALS - 13.4%
ACV Auctions, Inc. - Class A(a)	805,338	14,697,418
API Group Corp.(a)	916,271	34,479,278
TransDigm Group, Inc.	18,093	23,115,798
WillScot Mobile Mini Holdings Corp.(a)	637,953	24,012,551
		96,305,045
INFORMATION TECHNOLOGY - 27.9%
AppLovin Corp. - Class A(a)	546,629	45,490,465
GoDaddy, Inc. - Class A(a)	187,398	26,181,375
HubSpot, Inc.(a)	49,377	29,122,061
MongoDB, Inc.(a)	81,929	20,478,973
Palo Alto Networks, Inc.(a)	43,553	14,764,903
Procore Technologies, Inc.(a)	499,053	33,092,204
Snowflake, Inc. - Class A(a)	230,104	31,084,749
		200,214,730

The accompanying notes are an integral part of these financial statements.

1

Spyglass Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
REAL ESTATE - 4.5%
CoStar Group, Inc.(a)	438,577	$32,516,099
TOTAL COMMON STOCKS (Cost $568,968,431)		712,035,195
TOTAL INVESTMENTS - 99.3% (Cost $568,968,431)		712,035,195
Money Market Deposit Account - 0.8%(b)		5,387,976
Liabilities in Excess of Other Assets - (0.1)%		(438,903)
TOTAL NET ASSETS - 100.0%		$716,984,268

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.17%.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

SPYGLASS GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost of $568,968,431)	$712,035,195
Cash	5,387,977
Receivables:
Fund shares sold	195,118
Dividends and interest receivable	12,341
Prepaid expenses	19,716
Total assets	717,650,347
Liabilities:
Payables:
Investment advisory fees	529,950
Administration and fund accounting fees	72,978
Fund shares redeemed	17,250
Transfer agent fees and expenses	17,209
Custody fees	7,321
Compliance fees	2,071
Other accrued expenses	19,300
Total liabilities	666,079
Net assets	$716,984,268
Net Assets Consist of:
Paid in capital	$ 1,183,339,579
Total accumulated losses	(466,355,311)
Net assets	$716,984,268
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	716,984,268
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	47,821,870
Net asset value, offering price and redemption price per share	$14.99

The accompanying notes are an integral part of these financial statements.

3

SPYGLASS GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

Investment income:
Dividends	$8,152
Total investment income	8,152
Expenses:
Investment advisory fees (Note 4)	3,789,909
Administration and fund accounting fees (Note 4)	224,872
Transfer agent fees and expenses	70,912
Custody fees	26,184
Federal and state registration fees	22,156
Legal fees	15,360
Trustees’ fees and expenses	14,438
Reports to shareholders	8,652
Audit fees	7,824
Compliance expense	6,188
Other	13,820
Total expenses before reimbursement from advisor	4,200,315
Expense reimbursement from advisor (Note 4)	(410,406)
Net expenses	3,789,909
Net Investment Loss	(3,781,757)
Realized and unrealized gain/(loss):
Net realized gain on investments	111,397,016
Net change in unrealized depreciation on investments	(84,788,231)
Net realized and unrealized gain	26,608,785
Net increase in net assets resulting from operations	$22,827,028

The accompanying notes are an integral part of these financial statements.

4

SPYGLASS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment loss	$ (3,781,757)	$ (4,579,610)
Net realized gain (loss) on investments	111,397,016	(107,099,017)
Net change in unrealized appreciation (depreciation) on investments	(84,788,231)	408,144,978
Net increase in net assets resulting from operations	22,827,028	296,466,351
Capital Share Transactions:
Proceeds from shares sold	75,337,085	84,319,092
Cost of shares redeemed	(154,555,288)	(221,947,853)
Net decrease in net assets from capital share transactions	(79,218,203)	(137,628,761)
Total increase (decrease) in net assets	(56,391,175)	158,837,590
Net Assets:
Beginning of period	773,375,443	614,537,853
End of period	$716,984,268	$773,375,443
Changes in Shares Outstanding:
Shares sold	4,873,257	7,530,411
Shares redeemed	(10,225,662)	(19,494,939)
Net decrease in shares outstanding	(5,352,405)	(11,964,528)

The accompanying notes are an integral part of these financial statements.

5

Spyglass Growth Fund
Financial Highlights
For a capital share outstanding throughout each period
Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value - beginning of period	$14.54	$9.43	$17.88	$22.19	$14.09	$10.52

Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.08)	(0.10)	(0.22)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	0.53	5.19	(8.34)	(1.28)	8.87	3.89
Total from investment operations	0.45	5.11	(8.44)	(1.50)	8.70	3.79

Less Distributions:
Dividends from net realized gains	—	—	(0.01)	(2.81)	(0.60)	(0.22)
Total distributions	—	—	(0.01)	(2.81)	(0.60)	(0.22)
Net asset value - end of period	$14.99	$14.54	$9.43	$17.88	$22.19	$14.09
Total return	3.09% ^	54.19%	(47.23)%	(6.42)%	61.82%	36.03%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$ 716,984	$ 773,375	$ 614,538	$ 2,064,723	$ 1,742,762	$ 253,018
Ratio of operating expenses to average net assets:
Before reimbursements	1.11% +	1.13%	1.09%	1.05%	1.09%	1.21%
After reimbursements	1.00% +	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before reimbursements	(1.11)% +	(0.80)%	(0.85)%	(1.00)%	(1.04)%	(0.97)%
After reimbursements	(1.00)% +	(0.67)%	(0.76)%	(0.95)%	(0.95)%	(0.76)%
Portfolio turnover rate	32% ^	63%	54%	51%	38%	39%

+	Annualized.
^	Not Annualized.
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

6

Spyglass Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $16,225,831. The number of shares of the Fund issued in connection with the conversion was 1,622,583, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $2,060,757. Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among

7

Spyglass Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2024 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

8

Spyglass Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$712,035,195	$ —	$ —	$712,035,195
Total Investments	$712,035,195	$—	$—	$712,035,195

*	Refer to the Schedule of Investments for industry classifications.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended June 30, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund. For the six months ended June 30, 2024, the Fund incurred $3,789,909 in advisory fees.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation do not exceed the following amounts of the average daily net assets for the Institutional class of shares:

Spyglass Growth Fund Institutional Shares	1.00%

For the six months ended June 30, 2024, the Advisor reduced its fees and absorbed Fund expenses in the amount of $410,406 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2025 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not

9

Spyglass Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$1,213,828	12/31/2024
1,050,279	12/31/2025
858,277	12/31/2026
410,406	12/31/2027

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund, and provides Chief Compliance Officer services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended June 30, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Administration & fund accounting	$224,872
Custody	$ 26,184
Transfer agency	$70,912
Compliance	$6,188

At June 30, 2024, the Fund had payables due to Fund Services for administration, fund accounting, compliance and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$72,978
Custody	$7,321
Transfer agency	$17,209
Compliance	$2,071

ALPS Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the six months ended June 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$239,646,333	$329,222,303

There were no purchases or sales of long-term U.S. Government securities.

10

Spyglass Growth Fund
NOTES TO FINANCIAL STATEMENTS
at June 30, 2024 (Unaudited) (Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of December 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$593,455,070
Gross unrealized appreciation	$240,956,862
Gross unrealized depreciation	(59,409,553)
Net unrealized appreciation	181,547,309
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(670,729,648)
Total accumulated losses	$(489,182,339)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
For tax purposes, the Fund had no post October capital loss deferrals at December 31, 2023.
As of December 31, 2023, the Fund had long-term capital losses in the amount of $284,539,948 and short-term capital losses in the amount of $386,189,700 to offset future capital gains. These capital loss carryforwards do not expire.
The tax character of distributions paid during the year ended December 31, 2023 and the year ended December 31, 2022 were as follows:

	Fiscal Year Ended December 31,
	2023	2022
Ordinary income	$ —	$385,085
Long-term capital gains	—	—
Total	$—	$385,085

Generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2023, the effect of permanent “book/tax” reclassifications relate to the Fund’s net operating losses during the current fiscal year. These reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total Accumulated Earnings/Loss	Paid-In Capital
Spyglass Growth Fund	$4,579,610	$(4,579,610)

NOTE 7 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services LLC held 28% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all of any of the shares owned of record by National Financial Services LLC are also beneficially owned.

11

Spyglass Growth Fund
Notice to Shareholders
How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-878-5680 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended
June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-878-5680. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
Quarterly Filings on Form N-PORT
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-878-5680.

12

Investment Advisor
Spyglass Capital Management, LLC
One Letterman Drive
Building A, Suite 4800
San Francisco, CA 94129
Distributor
ALPS Distributors, Inc.
11290 Broadway, Suite 1000
Denver, CO 80203
Transfer Agent, Fund Accountant, and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
l-888-878-5680
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski,
Scott M. Ostrowski, President/
Principal Executive Officer

Date	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski,
Scott M. Ostrowski, President/
Principal Executive Officer

Date	September 3, 2024

By (Signature and Title)*	/s/ Ryan Frank,
Ryan Frank, Treasurer/
Principal Financial Officer

Date	September 3, 2024

* Print the name and title of each signing officer under his or her signature.